Common Stock Options (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Weighted average risk-free interest rate	1.62%	1.75%
Expected life in years	5 years	5 years 6 months
Weighted Avg Expected Volatility	90.90%	102.00%
Expected dividend yield	0.00%	0.00%
Stock Options
Expected dividend yield	0.00%	0.00%
Stock Options | Minimum
Weighted average risk-free interest rate	1.43%	1.43%
Expected life in years	4 years 6 months	5 years
Weighted Avg Expected Volatility	99.50%	99.50%
Stock Options | Maximum
Weighted average risk-free interest rate	1.62%	1.49%
Expected life in years	5 years 6 months	5 years 6 months
Weighted Avg Expected Volatility	105.30%	103.40%